SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 447.6	[1]	$ 434.5	[1]	$ 433.6	[1]
Future policy benefits, losses, claims, and loss expenses	8,479.7	[1]	7,838.4	[1]	7,245.8	[1]
Unearned premiums	5,174.5	[1]	4,930.7	[1]	4,579.4	[1]
Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Premium revenue	17,103.4		16,018.0		14,902.8
Net investment income	403.2	[1],[2]	427.6	[1],[2]	466.5	[1],[2]
Benefits, claims, losses, and settlement expenses	12,472.4		11,948.0		10,634.8
Amortization of deferred policy acquisition costs	1,451.8		1,436.6		1,399.2
Other operating expenses	2,350.9		2,206.3		2,088.0
Net premiums written	17,339.7		16,372.7		15,146.6
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	15,341.6		14,368.1		13,431.1
Benefits, claims, losses, and settlement expenses	11,194.6		10,745.3		9,615.2
Amortization of deferred policy acquisition costs	1,257.5		1,250.4		1,231.9
Other operating expenses	2,149.2		2,010.5		1,915.6
Net premiums written	15,569.2		14,636.8		13,612.2
Commercial Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	1,761.6		1,649.0		1,467.1
Benefits, claims, losses, and settlement expenses	1,267.3		1,196.6		1,010.7
Amortization of deferred policy acquisition costs	194.3		186.2		166.6
Other operating expenses	201.2		195.2		171.9
Net premiums written	1,770.5		1,735.9		1,534.3
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	0.2		0.9		4.6
Benefits, claims, losses, and settlement expenses	10.5		6.1		8.9
Amortization of deferred policy acquisition costs	0		0		0.7
Other operating expenses	0.5		0.6		0.5
Net premiums written	$ 0		$ 0		$ 0.1

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.